Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The paragraph entitled “Risk of Investing in Russia” in the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for the Fund in Appendix F is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
The following is hereby added to the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for the Fund listed in Appendix E:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.
Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares Core MSCI Emerging Markets ETF (IEMG)
iShares MSCI Emerging Markets ETF (EEM)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Advanced MSCI EM ETF (EMXF)
iShares MSCI Emerging Markets ex China ETF (EMXC)
iShares MSCI Emerging Markets Multifactor ETF (EMGF)
iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021 (as revised January 5, 2022):
iShares Currency Hedged MSCI Emerging Markets ETF (HEEM)
Appendix B
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares Core MSCI Total International Stock ETF (IXUS)
iShares MSCI ACWI ETF (ACWI)
iShares MSCI ACWI ex U.S. ETF (ACWX)
iShares MSCI ACWI Low Carbon Target ETF (CRBN)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Gold Miners ETF (RING)
iShares MSCI Global Silver and Metals Miners ETF (SLVP)
Appendix C
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG MSCI EM Leaders ETF (LDEM)
iShares MSCI Emerging Markets Small‑Cap ETF (EEMS)
iShares MSCI Global Metals & Mining Producers ETF (PICK)
iShares MSCI Frontier and Select EM ETF (FM)
Appendix D
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI Global Multifactor ETF (ACWF)
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Energy Producers ETF (FILL)
iShares MSCI Global Min Vol Factor ETF (ACWV)
Appendix E
Prospectus, Summary Prospectus and SAI each dated as of December 30, 2021
iShares MSCI Global Agriculture Producers ETF (VEGI)
Appendix F
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Aware MSCI EM ETF (ESGE)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets ETF (EEM)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets Small‑Cap ETF (EEMS)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix D
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Min Vol Factor ETF (ACWV)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix B
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Silver and Metals Miners ETF (SLVP)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Gold Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix B
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Gold Miners ETF (RING)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Agriculture Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following is hereby added to the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for the Fund listed in Appendix E:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.
Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix E
Prospectus, Summary Prospectus and SAI each dated as of December 30, 2021
iShares MSCI Global Agriculture Producers ETF (VEGI)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Energy Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix D
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Energy Producers ETF (FILL)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Metals & Mining Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Metals & Mining Producers ETF (PICK)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Frontier and Select EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Frontier and Select EM ETF (FM)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Core MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares Core MSCI Emerging Markets ETF (IEMG)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Currency Hedged MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021 (as revised January 5, 2022):
iShares Currency Hedged MSCI Emerging Markets ETF (HEEM)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets Multifactor ETF (EMGF)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares ESG Aware MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The paragraph entitled “Risk of Investing in Russia” in the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for the Fund in Appendix F is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix F
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Aware MSCI EM ETF (ESGE)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ex China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets ex China ETF (EMXC)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix B
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI ACWI ex U.S. ETF (ACWX)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix B
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI ACWI ETF (ACWI)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix B
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares Core MSCI Total International Stock ETF (IXUS)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix B
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI ACWI Low Carbon Target ETF (CRBN)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Global Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix D
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI Global Multifactor ETF (ACWF)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Appendix D
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG MSCI EM Leaders ETF (LDEM)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Advanced MSCI EM ETF (EMXF)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.